INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2021
INCOME TAXES
Schedule of current and deferred components of the income tax expense

	Years ended December 31,
	2019	2020	2021
Current tax expense	6,010	3,438	4,726
Deferred tax benefit	(2,469)	(3,223)	(1,286)
	3,541	215	3,440

Schedule of principle components of deferred tax assets and deferred tax liabilities

	Years ended December 31,
	2020	2021
Deferred tax assets
Accrued expenses	3,407	4,803
Net operating loss carry-forwards	24,223	22,788
Operating lease liabilities	22,397	19,209
Inventory write-down	50	42
Allowance for doubtful accounts receivables and other receivables	758	1,003
Allowance for loan receivables	366	360
Impairment of long-term investments	153	157
Impairment of long-lived assets other than intangible assets	113	61
Total deferred tax assets	51,467	48,423
Less: valuation allowance	(9,646)	(8,428)
Total deferred tax assets, net	41,821	39,995

Deferred tax liabilities
Acquired intangible assets, net	2,499	2,092
Operating lease right-of-use assets	20,044	16,848
Total deferred tax liabilities	22,543	18,940
Deferred income tax assets, net	21,168	22,803
Deferred tax liabilities, net	1,890	1,768

Summary of rollforward of valuation allowances of deferred tax assets

	Years ended December 31
	2020	2021

Balance as of beginning of year	(2,859)	(9,646)
Additions of valuation allowance	(6,234)	1,534
Foreign currency translation adjustments	(553)	(316)
Balance as of end of year	(9,646)	(8,428)

Schedule of reconciliation of the effective tax rate and statutory tax rate

	Years ended December 31,
	2019	2020	2021
Income (loss) before income taxes	2,015	(40,783)	6,984
Income tax expense computed at an applicable tax rate of 25%	504	(10,196)	1,746
Permanent differences	108	2,975	2,169
Effect of income tax rate difference in other jurisdictions	2,092	1,202	1,059
Change in valuation allowance	837	6,234	(1,534)
	3,541	215	3,440